Cash distributions and earnings per unit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Capitalization, Equity [Line Items]
Description of the distribution amount per unit for all classes of units	The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	92,699	146,541	210,274
Common and subordinated units [Member]
Schedule of Capitalization, Equity [Line Items]
Net loss allocated to each class of unit	98.00%
General Partner [Member]
Schedule of Capitalization, Equity [Line Items]
Net loss allocated to each class of unit	2.00%